Divestiture (Details) - Schedule of Operations and Comprehensive Income (Loss) Related to Discontinued Operations - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Oct. 01, 2023	Dec. 31, 2022
Schedule of Operations and Comprehensive Income Related to Discontinued Operations [Abstract]
Revenues	$ 3,774	$ 29,048	$ 13,325
Cost of revenues	4,102	30,609	12,847
Gross loss	(328)	(1,561)	478
Operating expenses:
Sales and marketing	2,425	6,855	1,315
General and administrative	5,681	12,572	617
Total operating expenses	8,106	19,427	1,932
Loss from discontinued operations	(8,434)	(20,988)	$ (1,454)
Other income (expense), net	31	32
Loss from discontinued operations before income taxes	(8,403)	(20,956)
Income tax benefit (provision)	(1)	3
Impairment loss from discontinued operations	(147,505)	(147,505)
Net loss from discontinued operations	$ (155,909)	$ (168,458)